Direct: 262-951-7136

shoaglun@gklaw.com

July 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO LGM Frontier Markets Equity Fund

(Registration Nos. 333-193915; 811-22882)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO LGM Frontier Markets Equity Fund, please find a Preliminary Consent Solicitation Statement. The Fund anticipates mailing definitive copies of the consent solicitation statement to shareholders on or about August 14, 2020.

If you have any questions concerning this filing, please do not hesitate to contact me at 262-951-7136.

Very truly yours, GODFREY & KAHN, S.C. /s/ Susan M. Hoaglund Susan M. Hoaglund